                             THE VANTAGEPOINT FUNDS

       Supplement dated May 25, 2006 to the Prospectus dated May 1, 2006

     This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

At a meeting held on May 19, 1006 (the "May Meeting"), the Board of Directors of The Vantagepoint Funds ("VP Funds") approved changes to the VP Funds' Frequent Trading Prevention and Detection Policy and Procedures.

The following information replaces the first sentence in the first full paragraph of the subsection "Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund" on page 76 of the Prospectus:

Investors (except for the Model Portfolio Funds or Milestone Funds) who transfer assets out of one of these Funds must wait at least 91 days before transferring assets back into the same Fund.

PORTFOLIO HOLDINGS

At the May Meeting, the Board of Directors of the VP Funds also approved changes to the VP Funds' Policy on the Disclosure of Fund Portfolio Holdings.

Insert the following information at the end of the subsection "Portfolio Holdings" on page 1 of the Prospectus:

The Fund's complete month-end portfolio holdings is made publicly available on the Funds' website at http://www.icmarc.org 25 days after month-end (or the next business day thereafter). Such information will continue to remain available until the Fund files a Form N-CSR or Form N-Q for the period that includes the date as to which the month-end portfolio holdings website disclosure is current.

                         [End of Prospectus Supplement]

                           (VANTAGEPOINT FUNDS LOGO)
                                                             SUPP-011-200605-322

                             THE VANTAGEPOINT FUNDS

 Supplement dated May 25, 2006 to the Statement of Additional Information dated
                                  May 1, 2006

     This supplement changes the disclosure in the Statement of Additional
                            Information and provides
 new information that should be read together with the Statement of Additional
                                  Information.

POLICY ON DISCLOSURE OF FUND PORTFOLIO HOLDINGS

At a meeting held on May 19, 2006 ("May Meeting"), the Board of Directors of The Vantagepoint Funds (the "VP Funds") approved changes to the VP Funds' Policy on the Disclosure of Fund Portfolio Holdings.

The following information replaces the "Policy on Disclosure of Fund Portfolio Holdings" section on pages 15 and 16 of the Statement of Additional Information:

PUBLIC DISCLOSURES OF THE FUNDS' PORTFOLIO HOLDINGS

Month-end full portfolio holdings of the Funds is made publicly available on the Funds' website 25 days after month-end (or the next business day thereafter). Disclosure of Fund portfolio holdings also is made on a quarterly basis in the Fund's annual and semi-annual reports to shareholders and in reports on Form N-Q filed with the Securities and Exchange Commission ("SEC"). These reports are publicly-available upon filing with the SEC, and the portfolio holdings information in them is current as of 60 calendar days before filing.

In addition, marketing materials and the Funds' website may disclose the top ten holdings of a Fund, as well as a comparison of such Funds' top ten holdings from the end of one calendar quarter to the next as is permitted under mutual fund advertising rules.

NON-PUBLIC DISCLOSURES OF THE FUNDS' PORTFOLIO HOLDINGS

GENERAL POLICIES
It is the policy of the Funds not to sell, or to permit any person to receive compensation or other consideration for disclosing, non-public information about Fund portfolio holdings. Further, disclosure of non-public Fund portfolio holdings is not permitted, except as is necessary or appropriate in connection with the day-to-day operations and management of the Funds or otherwise in furtherance of legitimate Fund business purposes.

NON-PUBLIC DISCLOSURES TO FUND SERVICE PROVIDERS
The Funds' portfolio holdings and related information may be disclosed for legitimate business purposes to the Funds' investment adviser; subadvisers; custodian; administrator; fund accountant; distributor; transfer agent; sub-transfer agent; dividend disbursing agent; securities lending agent; independent public accountants; legal counsel; rating and ranking organizations; financial printers; pricing information vendors; third-parties that provide investment, analytical, statistical or other necessary or appropriate services to the Fund or to a service provider, including the Funds' investment adviser, subadvisers or other service providers; and various broker-dealers or commodity professionals contacted by the Funds' investment adviser or subadvisers in the course of, or in connection with, the Funds' portfolio transactions (each, a "Service Provider" and collectively, "Service Providers").

The frequency with which non-public Fund portfolio holdings information may be disclosed to a Service Provider, and the time lag between the date of the information and the date when it is disclosed to the Service Provider, may vary depending on the purposes for which the information is disclosed and other relevant facts and circumstances.

In addition to the Service Providers described above and identified by name elsewhere in this SAI, the service providers that may receive non-public Fund portfolio holdings information include the following: Asset Management Technology Solutions, UpTick, Data Technologies LLLP, FT Interactive Data Corporation, and Electra Information Systems, Inc.

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NON-PUBLIC DISCLOSURES TO DIRECTORS AND THEIR COUNSEL; LEGALLY REQUIRED
DISCLOSURES
Non-public Fund portfolio holdings information also may be disclosed to the Funds' Directors or to independent counsel to the Independent Directors. Non-public Fund portfolio holdings and related information may be disclosed to any person if required by applicable law (e.g., in a filing with or submission to the SEC or other regulatory body; in connection with a lawsuit or when seeking recovery in legal proceedings; or as required by court or similar order).

PROCEDURES FOR NON-PUBLIC DISCLOSURES
CONFIDENTIALITY OBLIGATIONS REQUIRED FOR ALL NON-PUBLIC DISCLOSURES -- It is the Funds' policy that non-public Fund portfolio holdings information can be disclosed (as described above) only if the confidentiality of the information is protected by (a) the obligations of the recipient under a contract with the Funds, a Fund or a Service Provider, (b) the recipient's fiduciary or professional obligations to the Funds or (c) applicable law (including rules of securities industry self-regulatory organizations).

APPROVALS REQUIRED FOR NON-PUBLIC DISCLOSURES TO SERVICE PROVIDERS -- In addition to the confidentiality requirement above, disclosures of non-public Fund portfolio holdings information to a Service Provider shall be approved by the President, Treasurer, Assistant Treasurer or Secretary of the Funds or by a Manager, Director, Vice-President or Senior Vice-President of VIA or VTA.

Any such approval shall be based on a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, RC Services or Fund-advisers (or any their affiliated persons)).

OTHER NON-PUBLIC DISCLOSURES
Disclosure of non-public Fund portfolio holdings information to other persons or under circumstances not described above may be made only with the prior approval of the Funds' President and the Funds' Chief Compliance Officer ("CCO"), based on: (1) a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, RC Services or Fund sub-advisers (or any of their affiliated persons)); and (2) confirmation that the party receiving the information is or will be subject to a duty or contractual obligation to keep it confidential. The CCO shall make and keep a record of all such approved disclosures.

FUND CCO'S REVIEW OF NON-PUBLIC DISCLOSURES

The CCO shall review, no less frequently than annually, how non-public portfolio holdings information of the Funds is being disclosed to and used by Service Providers and others, to seek to ensure that such disclosure and use is consistent with this policy and with the best interests of the Funds and their shareholders.

In addition, the Adviser and the Funds' subadvisers, transfer agent and distributor have adopted policies and procedures that prohibit their personnel from trading in securities on the basis of material non-public information and impose restrictions and reporting requirements on personal securities transactions, including transactions in shares of the Funds. These policies and procedures, which typically include policies and procedures designed to protect confidential client information, are administered and enforced by each such Service Provider's compliance staff. The adequacy and effective implementation of the compliance policies and procedures of these Service Providers as well as those of the Funds' administrator, also are subject to periodic monitoring, review and oversight by the Funds' CCO.

            [End of Statement of Additional Information Supplement]

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